Note 20 - Cash and Cash Equivalents - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Restricted cash	$ 216	$ 229
Cash and cash equivalents	139,271	177,643
Total	$ 139,487	$ 177,873	$ 33,207	$ 34,181